Warrant Liability	12 Months Ended
Dec. 31, 2021
Warrants and Rights Note Disclosure [Abstract]
Warrant Liability
Note 9 — Warrant Liability
The Company’s total Warrant liability as of the 2021 Successor Period is equal to the fair value of the Public Warrants plus the fair value of the Private Placement Warrants.
As of the 2021 Successor Period, there were 8,625,000 Public Warrants outstanding. The Public Warrants became exercisable after February 4, 2022, or one year after the IPO of the Company (i.e., Altimar II’s IPO).
The Public Warrants are redeemable when the price per share of Class A common stock equals or exceeds $18.00. Once the Warrants become exercisable, the Company may redeem the outstanding Warrants (except as described with respect to the Private Placement Warrants):

•	in whole and not in part

•	at a price $0.01 per Warrant

•	upon a minimum of 30 days’ prior written notice of redemption to each holder of the Warrant

•
if, and only if, the closing price of the Class A ordinary shares equals or exceeds $18.00 per share (as adjusted) for any 20 trading days within a
30-trading
day period ending three trading days before the Company sends the notice of redemption to the holders of the Warrants.

If the Company calls the Public Warrants for redemption, as described above, the Company’s management will have the option to require any holder that wishes to exercise the Public Warrants to do so on a “cashless basis,” as described in the Warrant agreement. The exercise price and number of shares of Class A common stocks issuable upon exercise of the Public Warrants may be adjusted in certain circumstances including in the event of a share dividend, extraordinary dividend or recapitalization, reorganization, merger or consolidation. However, except as described below, the Public Warrants will not be adjusted for issuances of the Class A common stock at a price below its exercise price. Additionally, in no event will the Company be required to net cash settle the Public Warrants.
As of the 2021 Successor Period, there were also 9,900,000 Private Placement Warrants outstanding. The Private Placement Warrants are identical to the Public Warrants underlying the units sold in the initial public offering, except that the Private Placement Warrants and the shares of Class A common stock issuable upon the exercise of the Private Placement Warrants were not be transferable, assignable or salable until 30 days after the completion of the Business Combination, or January 22, 2022. Additionally, the Private Placement Warrants are exercisable on a cashless basis and non-redeemable,
except as described so long as they are held by the initial purchasers or their permitted transferees. If the Private Placement Warrants are held by someone other than the initial purchasers or their permitted transferees, the Private placement Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.
The below table summarizes the number of outstanding Warrants and the fair value as of the 2021 Successor Period. See note 19 for further information.

	Fair Value	# of Warrants
December 31, 2021 (Successor)
Public Warrants	$7,600	8,625,000
Private Placement Warrants	$26,300	9,900,000